Leases Future Minimum Rental Payments (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Leases [Abstract]
2014	$ 13.0
2015	14.0
2016	13.3
2017	12.7
2018	12.7
2019 and thereafter	45.5
Total minimum lease payments	$ 111.2